Related Parties (Details) - EUR (€)		1 Months Ended	12 Months Ended
	Dec. 23, 2024	Feb. 29, 2024	Dec. 31, 2024
Related Parties [Line Items]
Total consideration amount (in Euro)	€ 48,128
Insurance premium amount (in Euro)	€ 2,000
Daniel Joseph McClory, Executive Chairman of Brera Holdings [Member]
Related Parties [Line Items]
Purchased ordinary shares		4,550,000
Alessandro Aleotti [Member]
Related Parties [Line Items]
Purchased ordinary shares			2,300,000
Niteroi SpA (Adrio Maria de Carolis) [Member]
Related Parties [Line Items]
Purchased ordinary shares			2,250,000